Note 37 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income And Expense
Available-for-sale financial assets(Interest Income)	€ 2,041,000,000	€ 2,057,000,000	€ 1,306,000,000
Financial Assets At Fair Value Through Profit And Loss	159,000,000	148,000,000	73,000,000
Interest Income Financial Assets At Fair Value Through Other Comprehensive Income	1,815,000,000	1,846,000,000	1,485,000,000
Financial Assets at Amortized Cost	25,698,000,000	24,572,000,000	24,485,000,000
Insurance activity Interest Income (Interest Income)	1,079,000,000	1,141,000,000	1,058,000,000
Adjustments of income as a result of hedging transactions (Interest Income)	(74,000,000)	(201,000,000)	415,000,000
Other Income Interest Income (Interest Income)	343,000,000	268,000,000	474,000,000
Total Interest Income (Income Statement)	€ 31,061,000,000	€ 29,831,000,000	€ 29,296,000,000